Supplement Dated October 6, 2014
To The Prospectus Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective September 26, 2014, for the JNL/PIMCO Total Return Bond Fund, please remove all references to William H. Gross.

Effective October 1, 2014, for the JNL/Franklin Templeton Income Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Edward D. Perks, CFA	2006	Chief Investment Officer
Alex Peters, CFA	2009	Vice President
Matt Quinlan	2009	Vice President

Effective October 1, 2014, for the JNL/Franklin Templeton Small Cap Value Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Raineri	2012	Portfolio Manager
Bruce C. Baughman, CPA	2005	Senior Vice President
Donald G. Taylor	2005	Chief Investment Officer

Effective September 26, 2014, for the JNL/PIMCO Total Return Bond Fund, please delete the table in the section entitled "Portfolio Managers" in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Mark R. Kiesel	September 2014	Managing Director & Chief Investment Officer Global Credit, PIMCO
Scott A. Mather	September 2014	Managing Director & Chief Investment Officer U.S. Core Strategies, PIMCO
Mihir P. Worah	September 2014	Managing Director & Chief Investment Officer Return and Asset Allocation, PIMCO

Effective October 1, 2014 in the section entitled "Additional Information About the Funds" for the JNL/Franklin Templeton Income Fund, under "The Adviser and Portfolio Management," please delete the first bullet for Edward D. Perks and replace with the following:

●
Edward D. Perks, CFA (Chief Investment Officer, Franklin Equity Group of Franklin Advisers) has been a manager of the Fund since its inception.  Effective October 1, 2014, Mr. Perks was appointed as Chief Investment Officer of the Franklin Equity Group. Mr. Perks was a senior vice president and director of Portfolio Management from October 2012 to September 2014. He is lead portfolio manager for Franklin Income Fund and related portfolios. He is also lead portfolio manager for Franklin Balanced Fund, and co-lead portfolio manager for Franklin Equity Income Fund. As director of Portfolio Management, Mr. Perks oversees investment strategies including US Core, Hybrid, Sector, and US Growth.  Mr. Perks joined Franklin Templeton Investments in 1992. His prior responsibilities have included equity research across a wide range of industries and lead portfolio manager of convertible securities. He became portfolio manager of Franklin Income Fund in 2002.  Mr. Perks holds a B.A. in economics and political science from Yale University. He is a Chartered Financial Analyst (CFA) Charterholder, a member of the CFA Institute, and the Security Analysts of San Francisco (SASF).

In the section entitled "Additional Information About the Funds" for the JNL/Franklin Templeton Small Cap Value Fund, under "The Adviser and Portfolio Management," please remove the first bullet for William J. Lippman.

Effective September 26, 2014 in the section entitled "Additional Information About the Funds" for the JNL/PIMCO Total Return Bond Fund, under "The Adviser and Portfolio Management," please delete the second paragraph in its entirety and replace with the following:

Mark R. Kiesel is CIO Global Credit and a managing director in the Newport Beach office. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm's investment grade, high yield, bank loan, municipal and insurance business as well as credit research. Morningstar named him Fixed-Income Fund Manager of the Year in 2012 and a finalist in 2010. He has written extensively on the topic of global credit markets, founded the firm's Global Credit Perspectives publication and regularly appears in the financial media. He joined PIMCO in 1996 and previously served as PIMCO's global head of investment grade corporate bonds and as a senior credit analyst. He has 22 years of investment experience and holds an MBA from the University of Chicago's Graduate School of Business. He received his undergraduate degree from the University of Michigan.

Scott A. Mather is CIO U.S. Core Strategies and a managing director in the Newport Beach office and head of global portfolio management. Previously, he led portfolio management in Europe, managed euro and pan-European portfolios and worked closely with many Allianz-related companies. He also served as a managing director of Allianz Global Investors KAG. Prior to these roles, Mr. Mather co-headed PIMCO's mortgage- and asset-backed securities team. Prior to joining PIMCO in 1998, he was a fixed income trader specializing in mortgage-backed securities at Goldman Sachs in New York. He has 20 years of investment experience and holds a master's degree in engineering, as well as undergraduate degrees, from the University of Pennsylvania.

Mihir P. Worah is CIO Return and Asset Allocation, and a managing director in the Newport Beach office, a portfolio manager, and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored "Intelligent Commodity Indexing," published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

Effective September 30, 2014, in the section entitled "More About the Funds" under the sub-section "Restrictions on the Use of Futures Contracts," please remove the JNL/BlackRock Global Allocation Fund from the first sentence.

This Supplement is dated October 6, 2014.

Supplement Dated October 6, 2014
To The Statement of Additional Information
Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective September 26, 2014, for the JNL/PIMCO Total Return Bond Fund, please remove all references to William H. Gross.

Effective October 1, 2014, for the JNL/Franklin Templeton Small Cap Value Fund, please delete all references to William J. Lippman.

Effective September 30, 2014, on page 21, in the section entitled "Commodity Pool Operator Status" please remove all references to the JNL/BlackRock Global Allocation Fund.

Effective September 26, 2014, on page 174, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the table for the JNL/PIMCO Total Return Bond Fund in its entirety and replace them with the following tables, as of June 30, 2014:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Mark R. Kiesel	35	$324,239.45	51	$65,710.81	141	$72,777.78
Scott A. Mather	38	$313,936.98	50	$41,649.34	83	$34,257.78
Mihir P. Worah	56	$335,435.82	35	$30,594.20	55	$31,888.57

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Mark R. Kiesel	0	$0	8	$6,168.72	14	$4,739.97
Scott A. Mather	0	$0	3	$1,096.67	13	$6,249.97
Mihir P. Worah	0	$0	1	$161.00	7	$1,517.91

On page 175, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers," after the heading "Security Ownership of the Portfolio Managers of the JNL/PIMCO Total Return Bond Fund," please delete the table in its entirety and replace it with the following table:

Security Ownership of Portfolio Managers	Mark R. Kiesel	Scott A. Mather	Mihir P. Worah
None	X	X	X
$1-$10,000
$10,001-$50,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated October 6, 2014.